Note 19 - Fair Value Measurements (Details Textual) - JPY (¥)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Fair Value, Inputs, Level 3 [Member]
Other Investment Not Readily Marketable, Fair Value	¥ 235,000	¥ 2,435,000
Indefinite-Lived Trademarks	96,000,000
Equity Securities [Member]
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net	10,765,000	29,117,000
Trademarks [Member]
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net	11,000,000
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	11,000,000
Other Investment Not Readily Marketable, Carrying Value	11,000,000	31,552,000
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net	21,765,000	29,117,000
Indefinite-Lived Trademarks	¥ 96,000,000	¥ 107,000,000